INCOME TAXES - Summary of tax expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax	¥ 63		¥ 2,393	¥ 596
Total	¥ 63	$ 9	¥ 2,393	¥ 596